Salaries and Benefits Payable	12 Months Ended
Jun. 30, 2018
Salaries and Benefits Payable [Abstract]
SALARIES AND BENEFITS PAYABLE

NOTE 13 – SALARIES AND BENEFITS PAYABLE

	As of June 30,
	2018	2017
Salaries and benefits payable	$7,341,688	$5,392,434

Full time employees of the Company located in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrued for these benefits based on certain percentages of the employees’ salaries. Salaries and benefits payable included $3,075,391 and $2,349,795 accrued employer portion of social benefits payable to local governments as of June 30, 2018 and 2017, respectively.